Derivative financial instruments - Fair value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ 23.5	$ 19.2
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	33.6	29.4
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	$ (10.1)	$ (10.2)